Condensed Financial Information of the Parent Company - Schedule Of Schedule Of Condensed Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	¥ 326,685	$ 47,366	¥ 395,420	¥ 15,586
Cash flow from investing activities	(116,874)	(16,946)	(1,770)	(251)
Cash flow from financing activities	0	0	89,143	251
Net increase in cash and cash equivalents	209,811	30,420	482,793	15,586
Cash and cash equivalents, at the beginning of year	502,420	72,844	19,627	4,041
Cash and cash equivalents at the end of year	712,231	103,264	502,420	19,627
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	0	0	0
Cash flow from investing activities	0	0	0
Cash flow from financing activities	0	0	0
Effect of exchange rate changes on cash	0	0	0
Net increase in cash and cash equivalents		0	0
Cash and cash equivalents, at the beginning of year	0	0	0
Cash and cash equivalents at the end of year	¥ 0	$ 0	¥ 0	¥ 0